Consolidated Statements of Changes in Equity - CAD ($)	Share Capital	Warrants	Contributed Surplus	Accumulated other comprehensive income (loss)	Deficit	Total	Non-Controlling Interest	Total
Balance at Dec. 31, 2015	$ 121,413,777	$ 101,618	$ 6,789,195	$ 1,104,388	$ (124,947,427)	$ 4,461,551		$ 4,461,551
Net income for the year ended					26,982,641	26,982,641		26,982,641
Other comprehensive (loss) income for the year ended				(422,396)		(422,396)		(422,396)
Acquisition of non-controlling interests							$ 2,090,000	2,090,000
Transactions with owners, recorded directly in equity
Issuance of warrants (Note 12(d))		1,948,805				1,948,805		1,948,805
Stock options exercised (Note 12(c))	3,217,125		(1,372,995)			1,844,130		1,844,130
Warrants exercised (Note 12 (d))	69,443	(30,271)				39,172		39,172
Share-based compensation (Note 12(c))			1,340,001			1,340,001		1,340,001
Total transactions with owners	3,286,568	1,918,534	(32,994)			5,172,108		5,172,108
Balance at Dec. 31, 2016	124,700,345	2,020,152	6,756,201	681,992	(97,964,786)	36,193,904	2,090,000	38,283,904
Net income for the year ended					43,420,884	43,420,884		43,420,884
Other comprehensive (loss) income for the year ended				(8,728)		(8,728)		(8,728)
Disposition of non-controlling interests							$ (2,090,000)	(2,090,000)
Transactions with owners, recorded directly in equity
Stock options exercised (Note 12(c))	869,703		(349,704)			519,999		519,999
Warrants exercised (Note 12 (d))	163,679	(71,347)				92,332		92,332
Share-based compensation (Note 12(c))			490,769			490,769		490,769
Total transactions with owners	1,033,382	(71,347)	141,065			1,103,100		1,103,100
Balance at Dec. 31, 2017	125,733,727	1,948,805	6,897,266	673,264	(54,543,902)	80,709,160		80,709,160
Net income for the year ended					3,925,639	3,925,639		3,925,639
Other comprehensive (loss) income for the year ended				594,453		594,453		594,453
Transactions with owners, recorded directly in equity
Buy-back of common shares 1	(3,501,333)				479,993	(3,021,340)		(3,021,340)
Stock options exercised (Note 12(c))	654,711		(291,253)			363,458		363,458
Share-based compensation (Note 12(c))			1,022,175			1,022,175		1,022,175
Total transactions with owners	(2,846,622)		730,922		479,993	(1,635,707)		(1,635,707)
Balance at Dec. 31, 2018	$ 122,887,105	$ 1,948,805	$ 7,628,188	$ 1,267,717	$ (50,138,270)	$ 83,593,545		$ 83,593,545